Deposits	12 Months Ended
Dec. 31, 2021
Deposits
Deposits

6. Deposits

Security deposits have been made to the lessors of the office building and the aircraft. The aircraft deposit is denominated in United States Dollars.

	December 31,	December 31,
	2021	2020
		(Adjusted – Note 2)
Building	$43,309	$43,309
Aircraft	191,166	382,521
	234,475	425,830